Basis of Preparation - Summary of Detailed Information About Estimated Composition of Assets and Liabilities under IFRS No.17 (Details) - IFRS 17 [member] - KRW (₩) ₩ in Millions	Dec. 31, 2022	Jan. 01, 2022
Detailed Information About Estimated Composition of Assets and Liabilities under IFRS No.17 [Line Items]
Insurance contracts that are assets	₩ 1,579,270	₩ 1,579,270
Insurance contracts that are liabilities	₩ 45,951,740	45,951,740
Insurance contracts issued [member]
Detailed Information About Estimated Composition of Assets and Liabilities under IFRS No.17 [Line Items]
Insurance contracts that are assets		83,304
Insurance contracts that are liabilities		45,920,012
Reinsurance contracts held [member]
Detailed Information About Estimated Composition of Assets and Liabilities under IFRS No.17 [Line Items]
Insurance contracts that are assets		1,495,966
Insurance contracts that are liabilities		31,728
Contractual service margin [member] | Insurance contracts issued [member]
Detailed Information About Estimated Composition of Assets and Liabilities under IFRS No.17 [Line Items]
Insurance contracts that are assets		(316,418)
Insurance contracts that are liabilities		12,892,278
Contractual service margin [member] | Reinsurance contracts held [member]
Detailed Information About Estimated Composition of Assets and Liabilities under IFRS No.17 [Line Items]
Insurance contracts that are assets		(93,045)
Insurance contracts that are liabilities		₩ (7,922)